Summary of Significant Accounting Policies - Schedule of Revenue by Timing of Transfer of Goods or Services (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	¥ 422,245,411	$ 60,073,613	¥ 541,924,655	¥ 585,365,937
Goods and services transferred at a point in time [Member]
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	284,899,876	40,533,217	415,200,758	585,365,937
Services transferred over time [Member]
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	¥ 137,345,535	$ 19,540,396	¥ 126,723,897